SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-31333)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 104
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and
REGISTRATION STATEMENT
(NO. 811-01766)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 104
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VANGUARD WELLESLEY INCOME FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on March 6, 2026, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 104 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 104 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Wellesley Income Fund (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 6, 2026, the pending effective date of the Trust’s 102nd Post- Effective Amendment. By way of further background:

Post-Effective Amendment No. 102 was filed under Rule 485(a)(2) on November 24, 2025, to register shares of a suite of Vanguard Target Maturity Corporate Bond ETFs, each a new series of the Trust. Post-Effective Amendment No. 102 originally requested that the Amendment become effective 75 days after filing on February 7, 2026.

This Post-Effective Amendment No. 104 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment 102 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 5th day of February, 2026.

VANGUARD WELLESLEY INCOME FUND

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer, President, and Trustee	February 5, 2026

Salim Ramji
/s/ Tara Bunch*	Trustee	February 5, 2026

Tara Bunch
/s/ Mark Loughridge*	Independent Chair	February 5, 2026

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	February 5, 2026

Scott C. Malpass
/s/ John Murphy*	Trustee	February 5, 2026

John Murphy
/s/ Lubos Pastor*	Trustee	February 5, 2026

Lubos Pastor
/s/ Rebecca Patterson*	Trustee	February 5, 2026

Rebecca Patterson
/s/ André F. Perold*	Trustee	February 5, 2026

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	February 5, 2026

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	February 5, 2026

Grant Reid
/s/ David Thomas*	Trustee	February 5, 2026

David Thomas
/s/ Barbara Venneman*	Trustee	February 5, 2026

Barbara Venneman
Signature	Title	Date
/s/ Peter F. Volanakis*	Trustee	February 5, 2026

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	February 5, 2026

Christine Buchanan

*By: /s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 333-11763), Incorporated by Reference.